Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities [Text Block]

10. Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are as follows:

	2025	2024

Accounts payable	$11,650	$7,466
Accrued liabilities	2,254	1,878
Holdback payable	500	500
Other payable	973	751

	$15,377	$10,595